Note 16 - Investments Accounted for Using The Equity Method - Investments (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Statement Line Items [Line Items]
Investment	$ 0	$ 0	$ 8,225
Caret, LLC [member]
Statement Line Items [Line Items]
Ownership percentage of investment	50.00%
Investment	$ 0	$ 0	$ 8,225